UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

FORM N-Q

MARCH 31, 2018

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited)	March 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 93.9%
CONSUMER DISCRETIONARY - 7.7%
Auto Components - 1.4%
Fox Factory Holding Corp.	123,439	$4,308,021	*

Distributors - 1.0%
Core-Mark Holding Co. Inc.	151,143	3,213,300

Diversified Consumer Services - 1.5%
Chegg Inc.	221,971	4,585,921	*

Media - 1.7%
Lions Gate Entertainment Corp., Class A Shares	100,796	2,603,561
Lions Gate Entertainment Corp., Class B Shares	101,126	2,435,114
Turn Inc. (Escrow)	73,522	87,626	*(a)(b)(c)

Total Media		5,126,301

Specialty Retail - 2.1%
Monro Inc.	101,662	5,449,083
National Vision Holdings Inc.	37,180	1,201,286	*

Total Specialty Retail		6,650,369

TOTAL CONSUMER DISCRETIONARY		23,883,912

CONSUMER STAPLES - 2.0%
Food & Staples Retailing - 1.8%
Casey’s General Stores Inc.	50,347	5,526,590

Food Products - 0.2%
SunOpta Inc.	110,611	785,338	*

TOTAL CONSUMER STAPLES		6,311,928

ENERGY - 1.1%
Energy Equipment & Services - 1.1%
Cactus Inc., Class A Shares	28,390	764,543	*
Newpark Resources Inc.	340,962	2,761,792	*

TOTAL ENERGY		3,526,335

FINANCIALS - 7.1%
Banks - 3.5%
SVB Financial Group	12,230	2,935,322	*
Western Alliance Bancorp	133,696	7,769,075	*

Total Banks		10,704,397

Capital Markets - 2.1%
Financial Engines Inc.	114,096	3,993,360
WisdomTree Investments Inc.	287,862	2,639,695

Total Capital Markets		6,633,055

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	SHARES	VALUE
Insurance - 1.5%
American Equity Investment Life Holding Co.	135,015	$3,964,040
Trupanion Inc.	22,910	684,780	*

Total Insurance		4,648,820

TOTAL FINANCIALS		21,986,272

HEALTH CARE - 20.1%
Biotechnology - 0.9%
Acorda Therapeutics Inc.	69,924	1,653,703	*
MiMedx Group Inc.	178,864	1,246,682	*

Total Biotechnology		2,900,385

Health Care Equipment & Supplies - 6.1%
Insulet Corp.	97,993	8,494,033	*
Integra LifeSciences Holdings Corp.	119,049	6,588,172	*
Penumbra Inc.	32,895	3,804,307	*

Total Health Care Equipment & Supplies		18,886,512

Health Care Providers & Services - 1.2%
Surgery Partners Inc.	209,889	3,599,596	*

Health Care Technology - 5.7%
athenahealth Inc.	48,127	6,883,605	*
Medidata Solutions Inc.	127,147	7,986,103	*
Vocera Communications Inc.	119,997	2,810,329	*

Total Health Care Technology		17,680,037

Life Sciences Tools & Services - 5.2%
Cambrex Corp.	66,423	3,473,923	*
ICON PLC	72,683	8,586,770	*
Syneos Health Inc.	117,343	4,165,676	*

Total Life Sciences Tools & Services		16,226,369

Pharmaceuticals - 1.0%
Pacira Pharmaceuticals Inc.	94,846	2,954,453	*

TOTAL HEALTH CARE		62,247,352

INDUSTRIALS - 18.1%
Air Freight & Logistics - 2.4%
XPO Logistics Inc.	72,880	7,419,913	*

Building Products - 4.2%
Masonite International Corp.	61,220	3,755,847	*
Trex Co. Inc.	84,131	9,150,929	*

Total Building Products		12,906,776

Commercial Services & Supplies - 4.9%
Copart Inc.	206,589	10,521,578	*
US Ecology Inc.	89,490	4,769,817

Total Commercial Services & Supplies		15,291,395

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	SHARES	VALUE
Machinery - 4.0%
IDEX Corp.	53,130	$7,571,556
Tennant Co.	73,411	4,969,925

Total Machinery		12,541,481

Trading Companies & Distributors - 2.6%
H&E Equipment Services Inc.	156,002	6,004,517
MRC Global Inc.	119,062	1,957,379	*

Total Trading Companies & Distributors		7,961,896

TOTAL INDUSTRIALS		56,121,461

INFORMATION TECHNOLOGY - 36.1%
Communications Equipment - 1.5%
Casa Systems Inc.	70,920	2,080,793	*
Viavi Solutions Inc.	260,949	2,536,424	*

Total Communications Equipment		4,617,217

Electronic Equipment, Instruments & Components - 1.9%
MTS Systems Corp.	68,006	3,512,510
OSI Systems Inc.	33,952	2,216,047	*

Total Electronic Equipment, Instruments & Components		5,728,557

Internet Software & Services - 16.1%
Cargurus Inc.	19,685	757,282	*
comScore Inc.	103,034	2,480,028	*
Cornerstone OnDemand Inc.	138,983	5,435,625	*
Envestnet Inc.	84,343	4,832,854	*
GrubHub Inc.	96,654	9,807,481	*
MINDBODY Inc., Class A Shares	135,523	5,271,845	*
MongoDB Inc.	3,256	141,310	*
New Relic Inc.	49,860	3,695,623	*
SendGrid Inc.	40,271	1,133,226	*
Shutterstock Inc.	60,737	2,924,487	*
Wix.com Ltd.	67,132	5,340,351	*
XO Group Inc.	70,901	1,471,196	*
Yext Inc.	88,791	1,123,206	*
Zillow Group Inc., Class C Shares	102,502	5,514,608	*

Total Internet Software & Services		49,929,122

IT Services - 0.5%
Cardtronics PLC, Class A Shares	72,811	1,624,413	*

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY		SHARES	VALUE
Semiconductors & Semiconductor Equipment - 4.8%
Inphi Corp.		116,792	$3,515,439	*
Integrated Device Technology Inc.		167,127	5,107,401	*
Monolithic Power Systems Inc.		54,216	6,276,587

Total Semiconductors & Semiconductor Equipment			14,899,427

Software - 11.3%
Aspen Technology Inc.		96,149	7,585,195	*
ForeScout Technologies Inc.		37,754	1,224,740	*
Fortinet Inc.		168,701	9,038,999	*
HubSpot Inc.		39,919	4,323,228	*
Imperva Inc.		77,426	3,352,546	*
Qualys Inc.		89,198	6,489,154	*
Varonis Systems Inc.		47,402	2,867,821	*

Total Software			34,881,683

TOTAL INFORMATION TECHNOLOGY			111,680,419

MATERIALS - 1.3%
Chemicals - 1.3%
Balchem Corp.		48,990	4,004,932

REAL ESTATE - 0.4%
Real Estate Management & Development - 0.4%
Redfin Corp.		51,361	1,172,572	*

TOTAL COMMON STOCKS (Cost - $162,698,039)			290,935,183

PREFERRED STOCKS - 0.4%
INFORMATION TECHNOLOGY - 0.4%
Software - 0.4%
DocuSign Inc., Series F Shares (Cost - $840,994)		44,047	1,215,697	*(a)(b)(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $163,539,033)			292,150,880

	RATE
SHORT-TERM INVESTMENTS - 5.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $15,887,181)	1.455%	15,887,181	15,887,181

TOTAL INVESTMENTS - 99.4% (Cost - $179,426,214)			308,038,061
Other Assets in Excess of Liabilities - 0.6%			1,735,180

TOTAL NET ASSETS - 100.0%			$309,773,241

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Security is valued using significant unobservable inputs (See Note 1).

(c)	Restricted security (See Note 2).

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2018

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Small Cap Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of

Notes to Schedule of Investments (unaudited) (continued)

Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks
Consumer Discretionary	$23,796,286	—	$87,626	$23,883,912
Other Common Stocks	267,051,271	—	—	267,051,271
Preferred Stocks	—	—	1,215,697	1,215,697

Total Long-Term Investments	290,847,557	—	1,303,323	292,150,880

Short-Term Investments†	15,887,181	—	—	15,887,181

Total Investments	$306,734,738	—	$1,303,323	$308,038,061

†	See Schedule of Investments for additional detailed categorizations.

2. Restricted securities

The following Portfolio investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 3/31/2018	Value per Share	Percent of Net Assets
DocuSign Inc., Series F Shares	44,047	4/15	$840,994	$1,215,697	$27.60	0.39%
Turn Inc. (Escrow)	73,522	12/13	108,102	87,626	1.19	0.03

			$949,096	$1,303,323		0.42%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 24, 2018